Right of use asset and lease liability (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of quantitative information about right-of-use assets and a lease liability	During the six months ended June 30, 2026 and the year ended December 31, 2025, the Company purchased some of the rural properties, terminated the related leases, and recorded a disposal of the related leased asset and the acquisition of land included in property, plant and equipment. See Note 3.

	Cost	Amortization	Balance
Balance, December 31, 2024	$737,506	$(209,644)	$527,862
Additions	40,973	(119,380)	(78,407)
Disposal	(19,372)	4,843	(14,529)
Effect of foreign exchange	—	61,150	61,150
At December 31, 2025	$759,107	$(263,031)	$496,076
Additions	—	(59,042)	(59,042)
Disposal	(48,691)	15,554	(33,137)
Effect of foreign exchange	—	31,044	31,044
At June 30, 2026	$710,416	$(275,475)	$434,941

Schedule of reconciliation and components of lease liability

A reconciliation of the lease liabilities for the six months ended June 30, 2026 and the year ended December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Balance, beginning of period	$554,149	$605,605
Lease amendment	—	40,973
Disposal	(38,543)	(16,983)
Cash outflows	(91,586)	(229,906)
Finance costs	32,775	83,862
Effect of foreign exchange	34,628	70,598

Balance, end of period	$491,423	$554,149

	June 30, 2026	December 31, 2025
Lease Liability - current	$106,458	$99,975
Lease Liability - non-current	384,965	454,174
	$491,423	$554,149